Reserve for Mortgage Repurchases and Indemnifications (Detail) (Reserve For Mortgage Repurchases And Indemnifications, USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Reserve For Mortgage Repurchases And Indemnifications
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 2,844,000	$ 301,000	$ 1,916,805	$ 0	$ 0
Provision for losses on mortgage repurchases and indemnifications	414,000	525,000	1,379,000	826,000	1,916,805
Loan indemnification and charge offs	(56,000)	0	(94,000)	0
Balance at end of period	$ 3,202,000	$ 826,000	$ 3,202,000	$ 826,000	$ 1,916,805